CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues
Total revenues	$ 54,162	$ 47,201
Cost of revenues
Total cost of revenues	15,652	13,823
Gross profit	38,510	33,378
Operating expenses:
Research and development costs (net of grant participations of $ 48 and $ 68 for the six months ended June 30, 2026, and 2025, respectively)	13,273	13,252
Sales and marketing	15,865	14,599
General and administrative	6,745	6,643
Total operating expenses	35,883	34,494
Operating income (loss)	2,627	(1,116)
Loss from extinguishment	0	(1,410)
Other income	0	100
Financial income, net	2,760	1,033
Income (loss) before income tax expenses	5,387	(1,393)
Income tax expenses	872	628
Net income (loss)	$ 4,515	$ (2,021)
Income (loss) per share
Basic	$ 0.09	$ (0.05)
Diluted	$ 0.09	$ (0.05)
Weighted average shares outstanding
Basic	48,965,108	39,944,413
Diluted	49,864,006	39,944,413
Unrealized (loss) income on available-for-sale marketable securities	$ (66)	$ 107
Total comprehensive (loss) income from available-for-sale marketable securities	(66)	107
Unrealized income on foreign currency cash flow hedges transactions	1,605	3,108
Net amount reclassified to earnings from hedging transactions	(2,816)	(542)
Total comprehensive (loss) income from hedge transactions	(1,211)	2,566
Other comprehensive loss (income)	(1,277)	2,673
Total comprehensive income	3,238	652
Products [Member]
Revenues
Total revenues	14,176	14,040
Cost of revenues
Total cost of revenues	6,336	6,136
Services [Member]
Revenues
Total revenues	39,986	33,161
Cost of revenues
Total cost of revenues	$ 9,316	$ 7,687